Condensed Consolidated Statement of Changes in Shareholders’ Equity (unaudited) - USD ($) $ in Thousands	Total	Common stock	Paid-in capital	Treasury Shares	Accumulated deficit
Beginning balance (in shares) at Dec. 31, 2020		11,310,073
Beginning balance at Dec. 31, 2020	$ 272,598	$ 859	$ 1,803,431	$ (73,444)	$ (1,458,248)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	54,876				54,876
Retirement of treasury stock	0	$ (20)	(74,114)	74,134
Cash dividends declared on stock	(1,124)		(1,124)
Treasury stock (in shares)		(76,469)
Treasury Stock	(1,407)	$ 0	0	(1,407)
Restricted stock amortization	3,526		3,526
Ending balance (in shares) at Jun. 30, 2021		11,233,604
Ending balance at Jun. 30, 2021	$ 328,468	$ 839	1,731,718	(717)	(1,403,372)
Beginning balance (in shares) at Dec. 31, 2021	39,741,204	39,741,204
Beginning balance at Dec. 31, 2021	$ 620,344	$ 1,124	2,057,958	(717)	(1,438,021)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	56,876				56,876
Issuance of restricted stock, net of forfeitures (in shares)		997,500
Issuance of restricted stock, net of forfeitures	0	$ 10	(10)
Cash dividends declared on stock	(799)		(799)
Restricted stock amortization	$ 3,713		3,713
Ending balance (in shares) at Jun. 30, 2022	40,738,704	40,738,704
Ending balance at Jun. 30, 2022	$ 680,134	$ 1,134	$ 2,060,862	$ (717)	$ (1,381,145)